Significant Subsidiaries	12 Months Ended
Oct. 31, 2022
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Significant Subsidiaries
Note 26: Significant Subsidiaries
As at October 31, 2022, the bank, either directly or indirectly through its subsidiaries, controls the following significant operating subsidiaries.

Significant S ubsidiaries (1)(2)	Head or principal office	Book value of shares owned by the bank (Canadian $ in millions)

Bank of Montreal (China) Co. Ltd.	Beijing, China	463
Bank of Montreal Europe plc	Dublin, Ireland	1,130
Bank of Montreal Holding Inc. and subsidiaries, including:	Toronto, Canada	36,913
Bank of Montreal Mortgage Corporation	Calgary, Canada
BMO Mortgage Corp.	Vancouver, Canada
BMO Investments Limited	Hamilton, Bermuda
BMO Reinsurance Limited	St. Michael, Barbados
BMO Nesbitt Burns Inc.	Toronto, Canada
BMO Investments Inc.	Toronto, Canada
BMO InvestorLine Inc.	Toronto, Canada
BMO Capital Markets Limited	London, England	289
BMO Financial Corp. and subsidiaries, including:	Chicago, United States	32,490
BMO Asset Management Corp. and subsidiaries	Chicago, United States
BMO Capital Markets Corp.	New York, United States
BMO Harris Bank National Association and subsidiaries, including:	Chicago, United States
BMO Harris Investment Company LLC	Chicago, United States
BMO Life Insurance Company and subsidiaries, including:	Toronto, Canada	1,610
BMO Life Holdings (Canada), ULC	Halifax, Canada
BMO Life Assurance Company	Toronto, Canada
BMO Trust Company	Toronto, Canada	597
BMO Japan Securities Ltd.	Tokyo, Japan	6

(1)
Each subsidiary is incorporated or organized under the laws of the state or country in which the principal office is situated, except for BMO Financial Corp., BMO Asset Management Corp. and BMO Capital Markets Corp., which are incorporated under the laws of the state of Delaware, United States. BMO Harris Investment Company LLC is organized under the laws of the state of Nevada, United States.

(2)	Unless otherwise noted, the bank, either directly or indirectly through its subsidiaries, owns 100% of the outstanding voting shares of each subsidiary.
Significant Restrictions
Our ability to transfer funds between our subsidiaries may be restricted by statutory, contractual, capital and regulatory requirements. Restrictions include:
•	Assets pledged as security for various liabilities we incur. Refer to Note 24 for details
•	Assets of our consolidated structured entities that are held for the benefit of the note holders. Refer to Note 7 for details.
•	Assets held by our insurance subsidiaries. Refer to Note 12 for details.
•	Regulatory and statutory requirements that reflect capital and liquidity requirements.
•	Funds required to be held with central banks. Refer to Note 2 for details.